Long-term investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-term investments
Summary of long-term investments

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Equity method investments	284,536	262,338
Equity securities measured at fair value	69,319	101,293
Total long-term investments	353,855	363,631

	As of December 31,
	2021	2022
	RMB	RMB
Equity method investments	476,853	284,536
Equity securities	675,824	69,319
Total long-term investments	1,152,677	353,855

Summary of combined financial information for investee companies

Year Ended December 31,
2022
RMB
Fair value of the consideration received	—
Add: Fair value of retained equity interest in Suzhou Photon-Matrix	64,000
Add: Carrying amount of redeemable noncontrolling interest	40,750
Less: Carrying amount of non-redeemable noncontrolling interest	(7,178)
Less: Carrying amount of Suzhou Photon-Matrix’s net assets	(25,598)
Gains on deconsolidation of Suzhou Photon-Matrix	71,974

	As of December 31,
	2021	2022
	RMB	RMB
Financial position:
Current assets	1,068,323	1,216,042
Non-current assets	1,252,988	999,573
Total assets	2,321,311	2,215,615
Current liabilities	675,372	942,899
Non-current liabilities	956,934	1,056,274
Total liabilities	1,632,306	1,999,173
Shareholders’ equity	689,005	216,442
Total liabilities and shareholders’ deficit	2,321,311	2,215,615

	Year ended December 31,
	2021	2022
	RMB	RMB
Results of operations:
Total revenues	711,800	1,134,152
Loss from operation	(482,095)	(636,240)
Net loss	(392,337)	(641,401)